Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,132	$ 9,235
Accumulated Amortization	5,722	5,484
Core deposit intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,037	8,105
Accumulated Amortization	5,635	4,381
Employment contract intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	95	1,130
Accumulated Amortization	87	1,103
Insurance book of business intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		0
Accumulated Amortization		$ 0